TRADE PAYABLES	12 Months Ended
Dec. 31, 2020
TRADE PAYABLES
TRADE PAYABLES

18.        TRADE PAYABLES

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Trade payables	6,750	22,577

Trade payables are denominated in Renminbi, non-interest bearing and generally settled within 120‑day terms. All of the trade payables are expected to be settled within one year. The carrying value of trade payables is considered to be a reasonable approximation of fair value.